INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current:
Federal	$ 43	$ 24	$ 53
State and foreign	6	2	4
Current	49	26	57
Deferred	(4)	(21)	(9)
Total continuing operations tax expense	45	5	48
Income tax reconciliation [Abstract]
Computed federal income tax expense	40	4	46
State income taxes	5	4	3
Tax effect of HS&TC consolidation	0	(2)	0
Other-net	0	(1)	(1)
Total continuing operations tax expense	45	5	48
Deferred tax assets:
Benefit plans	77	70
Insurance reserves	10	10
Capitalized development costs	14	3
Other	6	9
Total deferred tax assets	107	92
Deferred tax liabilities:
Basis differences for property and equipment	287	287
Tax-deferred gains on real estate transactions	216	197
Capital Construction Fund	3	3
Joint ventures and other investments	7	5
Other	17	22
Total deferred tax liabilities	530	514
Net deferred tax liability	423	422
Net tax benefits (expense) from share-based transactions	0.6	(1.3)
Reconciliation of unrecognized tax benefits [Roll Forward]
Balance at beginning of period	8	6	10
Additions for tax positions of prior years	0	0	0
Additions for tax positions of current year	2	3
Reductions for tax positions of prior years	(1)	0	(1)
Reductions for lapse of statute of limitations	(1)	(1)	(3)
Balance at end of period	8	8	6
Unrecognized tax benefits, that, if recognized, would impact the effective rate	$ 8	$ 8